Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Sep. 30, 2024 SGD ($)		Sep. 30, 2024 USD ($)	Sep. 30, 2023 SGD ($)
Cash flows from operating activities
Net income	$ 1,117,007	[1]	$ 870,553	$ 2,097,367	[1]
Adjustments to reconcile net income to net cash provided by/(used in) operating activities
Depreciation of property, plant and equipment	289,103		225,316	269,095
Amortization of right-of-use assets	791,120		616,569	415,364
Operating lease modifications	(40,525)		(31,584)	(7,025)
Bad debts write-off				28,542
Gain on disposal of property, plant and equipment	(957)		(746)	(5,000)
Allowance for inventories write-down	28,214		21,989	110,392
Allowance for expected credit losses – third parties	133,618		104,136	3,304
Fair value change in financial instrument	(3,031)		(2,362)	(9,162)
Changes in operating assets and liabilities
Accounts receivable, net	(1,370,888)		(1,068,419)	1,314,885
Other receivables	(120,337)		(93,786)	(109,147)
Advances to related parties	(55,791)		(43,481)	(56,959)
Inventories	126,330		98,457	(274,165)
Accounts payable	754,615		588,119	(73,743)
Other payables	(1,990,135)		(1,551,037)	309,327
Finance lease liabilities – interest portion of lease payment	(19,015)		(14,820)	(16,782)
Operating lease liabilities	(605,737)		(472,089)	(321,309)
Income tax payable	(530,898)		(413,760)	65,913
Net cash provided by/(used in) operating activities	(1,497,307)		(1,166,945)	3,740,897
Cash flows from investing activities:
Purchases of property, plant and equipment	(298,761)		(232,843)	(178,424)
Proceeds from disposal of property, plant and equipment	1,000		779	5,000
Disbursement of loan to third party	(7,057,050)		(5,500,000)
Net cash used in investing activities	(7,354,811)		(5,732,064)	(173,424)
Cash flows from financing activities:
Proceeds from common shares issued for cash	9,189,294		7,161,791
Advances from /(repayment to) shareholders, net				(122,767)
Deferred IPO expenses				(241,690)
Dividends paid				(2,000,000)
Repayments of bank loans	252,283		196,620	(191,611)
Payments for finance lease liabilities – principal portion	(87,065)		(67,855)	(83,175)
Net cash (used in)/provided by financing activities	9,354,512		7,290,556	(2,639,243)
Net changes in cash and cash equivalents	502,394		391,547	928,230
Cash and cash equivalents at beginning of the period	3,468,594		2,703,292	2,432,557
Cash and cash equivalents at end of the period	3,970,988		3,094,839	3,360,787
Supplement disclosures of cash flow information
Income taxes paid	(868,075)		(676,545)	(487,776)
Interest paid	$ (88,865)		$ (69,259)	$ (79,173)

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 15.